Share Options, Nonemployees (Detail) (Non Employee, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Non Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning	128,200
Number of shares, Exercised	0
Number of shares, Outstanding, Ending	128,200	128,200
Number of shares, Exercisable	128,200
Weighted-average exercise price, Outstanding, Beginning	$ 0.495
Weighted-average exercise price, Exercised	$ 0
Weighted-average exercise price, Outstanding, Ending	$ 0.345	$ 0.495
Weighted-average exercise price: Exercisable	$ 0.345
Weighted-average remaining contractual term (years), Outstanding	3 years 6 months 18 days	4 years 6 months 18 days
Weighted-average remaining contractual term (years), Exercisable	3 years 6 months 18 days
Aggregated intrinsic value, Outstanding, Beginning	$ 275
Aggregated intrinsic value, Outstanding, Ending	405	275
Aggregated intrinsic value, Exercisable	$ 405